Subsequent events - warrants (Details) - $ / shares		1 Months Ended
	Mar. 11, 2024	Oct. 31, 2022	Oct. 31, 2021	Feb. 28, 2021
Subsequent events
Warrants issued		583,332	286,355	204,710
Original exercise price		$ 10.98	$ 42.93	$ 42.26
Amending exercise price of warrants
Subsequent events
Outstanding common share purchase warrants	1,074,397
Exercise price of warrants	$ 5.00
Minimum consecutive trading days to determine price of share	10 days
Threshold price of the common shares for accelerated warrants	$ 6.50
Exercise period of warrants	30 days
Term after last premium trading day for starting of exercise period of warrant	7 days
Amending exercise price of warrants | Minimum
Subsequent events
Original exercise price		5.00	5.00	5.00
Amending exercise price of warrants | Maximum
Subsequent events
Original exercise price		$ 10.98	$ 42.93	$ 42.26